Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) site	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Purchase Obligations
2020	$ 735,000,000
2021	605,000,000
2022	408,000,000
2023	326,000,000
2024	262,000,000
2025 and beyond	$ 1,853,000,000
Performance Guarantees & Product Warranties [Abstract]
Number of surety bond obligations outstanding	62
Performance guarantee obligations outstanding face amount	$ 565,000,000
Percentage of work yet to be completed on projects with open surety bonds	36.00%
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 499,000,000
Legal, Environmental and Other Matters
Asset Retirement Obligation	$ 539,000,000	$ 258,000,000	$ 281,000,000
Indiana Gas Service Territory [Member]
Legal, Environmental and Other Matters
Environmental remediation number of sites with potential remedial responsibility | site	26
Minnesota and Indiana Gas Service Territories [Member]
Legal, Environmental and Other Matters
Liability recorded for remediation of Minnesota sites	$ 12,000,000
Minnesota and Indiana Gas Service Territories [Member] | Minimum [Member]
Legal, Environmental and Other Matters
Estimated remediation costs for the Minnesota sites	$ 7,000,000
Years to resolve contingency	5 years
Minnesota and Indiana Gas Service Territories [Member] | Maximum [Member]
Legal, Environmental and Other Matters
Estimated remediation costs for the Minnesota sites	$ 51,000,000
Years to resolve contingency	50 years
Minnehaha Academy Gas Explosion [Member]
Legal, Environmental and Other Matters
Contested amount of fines imposed	$ 200,000
Indiana Electric [Member]
Legal, Environmental and Other Matters
Asset Retirement Obligation	68,000,000
Indiana Electric [Member] | Minimum [Member]
Legal, Environmental and Other Matters
Estimated capital expenditure to clean ash ponds	60,000,000
Indiana Electric [Member] | Maximum [Member]
Legal, Environmental and Other Matters
Estimated capital expenditure to clean ash ponds	80,000,000
CenterPoint Energy Resources Corp.
Purchase Obligations
2020	518,000,000
2021	420,000,000
2022	232,000,000
2023	173,000,000
2024	166,000,000
2025 and beyond	1,489,000,000
Legal, Environmental and Other Matters
Asset Retirement Obligation	325,000,000	$ 221,000,000	$ 243,000,000
CenterPoint Energy Resources Corp. | Minnesota and Indiana Gas Service Territories [Member]
Legal, Environmental and Other Matters
Liability recorded for remediation of Minnesota sites	7,000,000
CenterPoint Energy Resources Corp. | Minnesota and Indiana Gas Service Territories [Member] | Minimum [Member]
Legal, Environmental and Other Matters
Estimated remediation costs for the Minnesota sites	$ 4,000,000
Years to resolve contingency	30 years
CenterPoint Energy Resources Corp. | Minnesota and Indiana Gas Service Territories [Member] | Maximum [Member]
Legal, Environmental and Other Matters
Estimated remediation costs for the Minnesota sites	$ 32,000,000
Years to resolve contingency	50 years
CenterPoint Energy Resources Corp. | Minnehaha Academy Gas Explosion [Member]
Legal, Environmental and Other Matters
Contested amount of fines imposed	$ 200,000
CES natural gas related transactions [Member] | Energy Services [Member]
Performance Guarantees & Product Warranties [Abstract]
Performance guarantee obligations outstanding face amount	$ 1,800,000,000
Annualized fee received for retained CES obligation guarantees	3.00%
Quarterly increase of fee received for retained CES guarantee exposure	1.00%
Guarantor Obligations, Current Carrying Value	$ 0
CES natural gas related transactions [Member] | Energy Services [Member] | CenterPoint Energy Resources Corp.
Performance Guarantees & Product Warranties [Abstract]
Performance guarantee obligations outstanding face amount	$ 1,800,000,000
Annualized fee received for retained CES obligation guarantees	3.00%
Quarterly increase of fee received for retained CES guarantee exposure	1.00%
Guarantor Obligations, Current Carrying Value	$ 0